COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13 – COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of June 30, 2024, and December 31, 2023, the Company has $3,591 and $7,215, respectively, in outstanding letters of credit and guarantees. Letters of credit and guarantees are being secured either by the same amounts in restricted cash with commercial banks or with deposits provided to customers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers.

As of June 30, 2024 and December 31, 2023, the Company has commercial guarantees of €1,700 and €1,700 ($1,828 and $1,868), respectively which is not secured by restricted cash or deposits provided to customer. The guarantee is part of an agreement between the Company and one of its customers in order to guarantee the performance and quality of the services provided to that customers.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

In June 2022, at the request of a minority shareholder, the Enterprise Chamber of the Amsterdam Court of Appeal ordered an investigation into two aspects of the Company’s policy and affairs. Following the filing of the investigation report with the Enterprise Chamber in November 2023, the relevant minority shareholder requested the Enterprise Chamber to establish mismanagement and to order certain definitive measures at the Company. All of these requests were dismissed in full by the Enterprise Chamber by judgment dated November 14, 2024.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,226) as of June 30, 2024.

In April 2024, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries. The fees are 2% of the sale consideration but not less than $500. The agreement will be in place until cancelled by any of the parties with a residual period of twelve months on which the third party will be entitled to the fee in case a deal is being signed with a buyer that was approached by the third party.

In April 2024, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 1.25% - 1.75% of the sale consideration. The agreement will be in place until cancelled by any of the parties with a residual period of nine months on which the third party will be entitled to the fee in case a deal is being signed with a buyer that was approached by the third party.

Employment Agreement

In December 2022, the Company entered into an employment agreement with a third party to serve as the CEO of one of the Company’s subsidiaries. According to the agreement the employee is entitled to an annual target bonus. The annual target bonus is based on achievement of targets, to be defined by the subsidiary’s board of directors. The bonus shall be equal to 10% of the EBIDA (excluding the applicable taxes).